Average Annual Total Returns - FidelityDefinedMaturityFunds-RetailComboPRO - FidelityDefinedMaturityFunds-RetailComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2023
Fidelity Municipal Income 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.00%)
Past 5 years	1.53%
Since Inception	1.45%
Fidelity Municipal Income 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.00%)
Past 5 years	1.53%
Since Inception	1.45%
Fidelity Municipal Income 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.32%)
Past 5 years	1.61%
Since Inception	1.54%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Since Inception	1.45%	[1]
IXZHF
Average Annual Return:
Past 1 year	(4.47%)
Past 5 years	1.71%
Since Inception	1.68%	[1]

[1]	AFrom May 25, 2017.